Related Party Transactions (Details)	12 Months Ended
	Sep. 24, 2022 USD ($) aircraft agreement	Sep. 25, 2021 USD ($)	Sep. 26, 2020 USD ($)
Related Party Transaction [Line Items]
Contract liabilities	$ 394,244,000	$ 259,418,000
Insurance Coverage | Affiliated Entity
Related Party Transaction [Line Items]
Expenses from transactions with related party	2,300,000	1,800,000	$ 1,600,000
Aircraft Time Sharing Agreement | Affiliated Entity
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 700,000
Number of time sharing agreements | agreement	2
Number of aircrafts | aircraft	2
Usage Of Facility And Employee Services | Affiliated Entity
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 200,000
Customer Contracts | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties	3,500,000	2,900,000	2,400,000
Cost of revenue from related parties	2,300,000	2,200,000	$ 2,100,000
Accounts receivable from related parties	0	0
Contract liabilities	$ 500,000	$ 500,000